SEVERANCE PAY LIABILITY	12 Months Ended
Dec. 31, 2025
Disclosure of defined benefit plans [Abstract]
SEVERANCE PAY LIABILITY
NOTE 15: -	SEVERANCE PAY LIABILITY

Labor laws and the Severance Law require the Company to pay compensation to employees upon dismissal or retirement, or to make routine contributions in defined contribution plans pursuant to Section 14 of the Severance Law, as described below. The Company's liability is accounted for as a post-employment benefit. The Company's employee benefit liability is based on a valid labor agreement, the employee's salary, and the applicable terms of employment, which together generate a right to severance compensation.

Post-employment employee benefits are financed by deposits with defined deposit plans, as detailed below.

Contributions in accordance with Section 14 to the Severance Law release the Company from any additional liability to employees for whom said contributions were made. These contributions represent defined contribution plans.

	Year ended December 31,
	2025	2024 (*)	2023 (*)

Expenses – in respect to defined contribution plan	$593	$723	$699

  (*) Reclassified to conform to the current period presentation, following the classification of certain operations as discontinued operations.